Income Taxes - Reconciliation of Changes in Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefit	$ 0	$ 0	$ 624
Additions for tax positions of prior years	0	0	276
Reductions for tax positions of prior years	0	0	0
Lapse of Statute of Limitations	0	0	(98)
Decrease due to settlement with Taxing Authority	0	0	(802)
Ending unrecognized tax benefit	$ 0	$ 0	$ 0